--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 1997
--------------------------------------------------------------------------------


                                   Value Line
                                    Small-Cap
                                     Growth
                                   Fund, Inc.



                                    [GRAPHIC]
                                   ----------
                                   VALUE LINE
                                     No Load
                                     Mutual
                                      Funds

Value Line Small-Cap Growth Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to bring you this semi-annual report for the Value Line Small-Cap Growth Fund (the "Fund"). For the six months ended September 30, 1997, the Fund appreciated 38.3% on a total return basis, compared to a gain of 33.5% for the Russell 2000, a widely used benchmark for small-company stocks. Since its inception on June 23, 1993, the Fund's total return has been 113.1%, versus 112.6% for the Russell 2000. Your Fund has achieved an annualized return growth rate of 19.4%, compared to the 19.3% annual return for the Russell 2000 during the same period.

The small-cap sector of the stock market has been a very difficult area in which to invest over the past few years. However, this sector has performed very well since the end of April. For the past three years ending in April, the larger capitalization portion of the market had been a better place to invest due to its aggregate earnings-growth expectations that rivaled the smaller stocks on a risk-adjusted basis; that is, the expected earnings-growth rate of the larger-cap stocks were similar to the smaller-cap companies. As of May this trend appears to have shifted in favor of the small-cap sector due to factors including a return of earnings expectations for the larger-cap stocks to the more typical 6%-8% (from an expected mid-teens earnings growth rate for 1997), relatively high valuations for the larger stocks, and relatively strong earnings expectations for the small-cap stocks.

At this time, we continue to believe the smaller capitalization segment of the market presents an excellent investment opportunity on both a relative and an absolute basis, and that the case for investing in small-cap stocks remains compelling. These companies typically are more focused in their specialized areas and have greater growth potential than larger-capitalization firms. Smaller companies usually are able to respond more quickly to changes in market conditions and to exploit opportunities more successfully. These stocks often manifest greater price volatility, however. Nevertheless, in a period of economic expansion, like the present, smaller-cap stocks are likely to outperform the larger companies.

Our investment strategy remains as it has been: to invest in small-cap stocks that are generating exceptionally good earnings, whose price momentum outpaces that of the market in general, and whose valuations are attractive. Although your Fund remains well diversified, we continue to invest more heavily in the technology, health-care, and consumer sectors.

We thank you for the confidence you have placed in the Value Line Small-Cap Growth Fund. We will work hard to continue to justify your trust, and look forward to serving your investment needs in the future.


                                             Sincerely,


                                             /s/ Jean Bernhard Buttner
                                             ----------------------------------
                                             Jean Bernhard Buttner
                                             Chairman and President


November 5, 1997

--------------------------------------------------------------------------------
2

                                          Value Line Small-Cap Growth Fund, Inc.


Small-Cap Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

In contrast to many parts of the world, the basic underpinnings of the U.S. economy appear to be quite sound as we wend our way through the latter stages of this year and look ahead to 1998. Here's a rundown:

Economic Growth: After a strong opening half of the year, in which growth exceeded 4%, the economy seems to be proceeding at a less frenetic pace. Importantly, this more modest rate of business improvement should prove equally sustainable. Overall, we see the domestic economy moving ahead at a 2.4%-2.6% rate during the closing months of 1997, and then proceeding at a somewhat slower 2.0%-2.3% in 1998. We now believe that the evolving financial crises in Southeast Asia and in other parts of the world will not have a material dampening effect on this country's economic health.

Inflation: Here, too, moderation should be a prevailing theme, with prices likely to continue rising at a subdued pace in the months ahead. The ongoing lack of serious labor and raw materials shortages underscore much of our optimism on the pricing front.

Interest Rates: As has been the case with the economy and inflation, interest rates--specifically their ongoing stability--have been a pivotal source of support for the financial markets in this country. But will rates continue to provide support? The answer here will depend largely on the upcoming levels of economic growth and inflation. Should both remain at moderate, non-threatening levels, as we expect, the Federal Reserve will probably keep interest rates where they are into at least the early part of 1998.



Performance Data:*

                                                                      Average
                                                                   Annual Total
                                                                      Return
                                                                     ---------
1 year ended September 30, 1997....... ............................   +26.86%
3 years ended September 30, 1997...... ............................   +20.80%
From June 23, 1993+ to
  September 30, 1997.................. ............................   +19.38%



+  Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

Value Line Small-Cap Growth Fund, Inc.


Schedule of Investments (unaudited)
--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS (92.0%)

          AEROSPACE/DEFENSE
            (2.5%)
   9,100  AAR Corp.................................................   $ 303,713
   2,600  Precision Castparts Corp.................................     169,000
   7,300  Wyman-Gordon Co.*........................................     191,625
                                                                     ----------
                                                                        664,338

          AIR TRANSPORT (2.3%)
   8,150  Air Express International Corp...........................     297,475
  16,200  U.S. Xpress Enterprises, Inc.
            Class "A"*.............................................     324,000
                                                                     ----------
                                                                        621,475

          APPAREL (3.5%)
  10,700  Nautica Enterprises, Inc.*...............................     300,937
   7,700  Oxford Industries, Inc...................................     260,838
   4,400  St. John Knits, Inc......................................     197,725
   3,500  Tommy Hilfiger Corp.*....................................     174,781
                                                                     ----------
                                                                        934,281

          BANK (1.7%)
   4,800  City National Corp.......................................     153,600
   2,200  Silicon Valley Bancshares*...............................     128,700
   4,400  Zions Bancorporation.....................................     165,000
                                                                     ----------
                                                                        447,300

          BUILDING MATERIALS
            (0.4%)
   4,700  Apogee Enterprises, Inc..................................     115,150

          COMPUTER &
            PERIPHERALS (4.0%)
   6,400  Data General Corp.*......................................     170,400
   2,900  Inter-Tel Inc.*..........................................     153,700
   1,800  SCI Systems, Inc.*.......................................      89,212
  11,400  Sequent Computer
            Systems, Inc.*.........................................     282,863
   3,900  Stratus Computer, Inc.*..................................     188,663
   4,000  Tech Data Corp.*.........................................     184,000
                                                                     ----------
                                                                      1,068,838


          COMPUTER SOFTWARE
            & SERVICES (4.0%)
   7,100  Barra, Inc.*.............................................     298,200
   3,000  Fair, Isaac & Co., Inc...................................     132,750
   2,100  Fiserv, Inc.*............................................      92,137
   5,100  Manugistics Group, Inc.*.................................     182,325
   7,300  National Data Corp.......................................     299,300
   2,000  Rational Software Corp.*.................................      32,000
   1,300  Sterling Commerce, Inc.*.................................      46,719
                                                                     ----------
                                                                      1,083,431

          DIVERSIFIED COMPANIES
            (0.9%)
  10,300  American Precision
            Industries, Inc.*......................................     235,612

          ELECTRICAL EQUIPMENT
            (1.2%)
   9,100  Kuhlman Corp.............................................     327,600

          ELECTRONICS (6.8%)
   5,400  ANADIGICS, Inc.*.........................................     266,287
   4,000  Benchmark Electronics, Inc.*.............................     112,750
   7,400  Dynatech Corp.*..........................................     303,863
   4,900  Electro Scientific
            Industries, Inc.*......................................     298,900
   3,500  Pittway Corp. Class "A" .................................     227,281
   7,800  Spectrian Corp.*.........................................     500,175
   4,900  Telxon Corp..............................................     120,050
                                                                     ----------
                                                                      1,829,306

          ENVIRONMENTAL (0.8%)
   5,000  Ionics, Inc.*............................................     221,562

          FINANCIAL SERVICES
            (2.0%)
   2,200  FINOVA Group, Inc........................................     208,175
   6,200  Investment Technology
            Group, Inc. *..........................................     168,950
   5,400  Money Store, Inc. (The)..................................     153,900
                                                                     ----------
                                                                        531,025

--------------------------------------------------------------------------------
4

                                          Value Line Small-Cap Growth Fund, Inc.


                                                              September 30, 1997
--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------

          FOOD PROCESSING (2.9%)
   4,300  DEKALB Genetics Corp.
            Class "B"..............................................   $ 190,812
   5,100  International Multifoods
            Corp...................................................     151,406
  10,900  Michael Foods, Inc.......................................     279,313
   2,800  Suiza Foods Corp.*.......................................     144,200
                                                                     ----------
                                                                        765,731

          FOOD WHOLESALERS
            (0.5%)
   5,500  Richfood Holdings, Inc...................................     142,656

          FURNITURE/HOME
            FURNISHINGS (2.6%)
   5,000  Bush Industries, Inc.
              Class "A" ...........................................     138,438
   9,600  Ethan Allen Interiors, Inc...............................     297,600
   3,200  Furniture Brands
            International, Inc.*...................................      60,400
   3,500  HON Industries, Inc......................................     203,000
                                                                     ----------
                                                                        699,438

          HOUSEHOLD PRODUCTS
            (0.6%)
   5,200  Watsco, Inc..............................................     162,500

          INDUSTRIAL SERVICES
            (3.9%)
   3,700  CDI Corp.*...............................................     139,675
   6,000  Caribnier International, Inc.* ..........................     244,500
   5,600  G & K Services, Inc......................................     194,600
   5,000  Interim Services, Inc.*..................................     140,625
   9,900  Norrell Corp.............................................     340,312
                                                                     ----------
                                                                      1,059,712

          INSURANCE-PROPERTY/
            CASUALTY (5.0%)
   6,000  Executive Risk, Inc......................................     410,250
  14,740  Frontier Insurance Group, Inc............................     560,120
   7,100  NAC Re Corp..............................................     364,763
                                                                     ----------
                                                                      1,335,133

          MACHINERY (3.3%)
   6,000  Applied Power Inc.
            Class "A" .............................................     377,625
   4,800  Lancer Corp.*............................................      76,800
   7,600  PRI Automation, Inc.*....................................     444,600
                                                                     ----------
                                                                        899,025

          MANUFACTURED
            HOUSING/
            RECREATIONAL
            VEHICLES (0.2%)
   1,800  Oakwood Homes Corp.......................................      51,075

          MEDICAL SERVICES
            (1.4%)
   8,100  American Oncology
            Resources, Inc.*.......................................     130,613
   4,000  Omnicare, Inc............................................     130,000
   3,400  Renal Care Group, Inc.*..................................     122,400
                                                                     ----------
                                                                        383,013

          MEDICAL SUPPLIES
            (4.2%)
   5,400  Cooper Companies, Inc.*..................................     198,450
  11,600  Invacare Corp............................................     272,600
  13,400  Kinetic Concepts, Inc....................................     249,575
   8,000  Safeskin Corp.*..........................................     355,000
   1,000  Sofamor Danek Group, Inc.*...............................      57,125
                                                                     ----------
                                                                      1,132,750

          METAL FABRICATING
            (1.8%)
   6,500  Maverick Tube Corp.*.....................................     268,125
   9,000  Oregon Metallurgical Corp.*..............................     225,562
                                                                     ----------
                                                                        493,687

          OFFICE EQUIPMENT &
            SUPPLIES (0.5%)
   4,000  New England Business
            Service, Inc...........................................     128,000

--------------------------------------------------------------------------------
                                                                               5

Value Line Small-Cap Growth Fund, Inc.


Schedule of Investments (unaudited)
--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------
          OILFIELD SERVICES/
            EQUIPMENT (6.1%)
   3,200  Atwood Oceanics, Inc.*...................................   $ 360,400
   3,000  Cliffs Drilling Co.*.....................................     208,875
   2,600  Helmerich & Payne, Inc...................................     208,000
  16,900  Parker Drilling Co.*.....................................     256,669
   5,000  Pride International, Inc.*...............................     170,000
   2,100  Seacor Holdings, Inc.*...................................     130,200
   2,000  UTI Energy Corp.*........................................      79,000
   4,400  Varco International, Inc.*...............................     213,400
                                                                     ----------
                                                                      1,626,544

          PACKAGING & CONTAINER
            (1.4%)
   4,400  AptarGroup, Inc..........................................     246,125
   2,300  Sealed Air Corp.*........................................     126,356
                                                                     ----------
                                                                        372,481

          PETROLEUM-PRODUCING
            (0.7%)
   4,600  Global Industries, Ltd.*.................................     183,425

          PRECISION INSTRUMENTS
            (4.5%)
   3,800  Coherent, Inc.*..........................................     210,425
   7,500  Dionex Corp.*............................................     404,531
   7,500  Instron Corp.............................................     141,562
   8,200  Newport Corp.............................................     127,100
   4,400  Sybron International Corp.*..............................     188,925
   3,300  Waters Corp.*............................................     145,819
                                                                     ----------
                                                                      1,218,362

          RECREATION (1.4%)
  13,000  Action Performance
            Companies, Inc.*.......................................     378,625

          RESTAURANT (0.7%)
   5,500  Applebee's International, Inc............................     137,500
   1,100  CKE Restaurants, Inc.....................................      46,200
                                                                     ----------
                                                                        183,700


          RETAIL-SPECIAL LINES
            (1.0%)
   4,900  Fabri-Centers of America, Inc.
            Class "B"*.............................................     106,269
   4,100  Tiffany & Co.............................................     174,250
                                                                      ---------
                                                                        280,519

          RETAIL BUILDING
            SUPPLY (0.1%)
   2,000  Eagle Hardware &
            Garden, Inc.*..........................................      39,375

          RETAIL STORE (0.9%)
   9,700  ShopKo Stores, Inc.*.....................................     252,200

          SEMICONDUCTOR (5.1%)
  11,300  Integrated Process
            Equipment Corp.*.......................................     416,688
   6,800  Photronics Inc.*.........................................     411,825
   5,200  Unitrode Corp.*..........................................     385,450
   4,400  VLSI Technology, Inc.*...................................     152,625
                                                                     ---------
                                                                      1,366,588

          SEMICONDUCTOR-
            CAPITAL EQUIPMENT
            (1.8%)
   6,300  Kulicke & Soffa
            Industries, Inc.*......................................     291,769
   3,700  Vitesse Semiconductor Corp.*.............................     183,381
                                                                     ----------
                                                                        475,150

          STEEL-GENERAL (0.9%)
   7,700  NS Group, Inc.*..........................................     249,287

          TELECOMMUNICATIONS
          EQUIPMENT (2.3%)
   9,300  Allen Telecom, Inc.*.....................................     265,050
   5,000  Black Box Corp.*.........................................     218,750
   6,800  Communications Systems, Inc..............................     141,100
                                                                     ----------
                                                                        624,900

--------------------------------------------------------------------------------
6

                                          Value Line Small-Cap Growth Fund, Inc.


                                                              September 30, 1997
--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------
          TELECOMMUNICATION
          SERVICES (1.2%)
   2,300  ACC Corp. Class "A"*.....................................    $ 75,612
   7,100  Billing Information
            Concepts Corp.*........................................     248,500
                                                                     ----------
                                                                        324,112

          TEXTILE (4.0%)
   5,300  Culp, Inc................................................     109,975
  10,900  Galey & Lord, Inc.*......................................     205,738
   7,600  Interface Inc. Class "A".................................     221,350
  20,875  Paxar Corp.*.............................................     410,977
   4,500  Pillowtex Corp...........................................     128,250
                                                                     ----------
                                                                      1,076,290

          THRIFT (1.5%)
   4,300  Astoria Financial Corp...................................     216,344
   1,000  CitFed Bancorp, Inc......................................      50,625
   4,600  Golden State Bancorp, Inc.*..............................     137,425
                                                                     ----------
                                                                        404,394

          TIRE & RUBBER (0.4%)
   2,400  Carlisle Companies, Inc..................................     106,650

          TOILETRIES/COSMETICS
            (0.6%)
   7,800  Helen of Troy Ltd.*......................................     154,050

          TRUCKING/
            TRANSPORTATION
            LEASING (0.4%)
   4,000  Heartland Express, Inc.*.................................     110,500
                                                                     ----------

          TOTAL COMMON STOCKS
          AND TOTAL INVESTMENT
          SECURITIES (92.0%)
          (Cost $19,613,562) ......................................  24,759,790
                                                                     ----------

Principal
  Amount                                                         Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.6%)
            (including accrued interest)
$2,300,000  Collateralized by $1,685,000
            U.S. Treasury Notes 12%,
            due 5/15/05, with a value of
            $2,354,787 (with Morgan
            Stanley & Co., Inc. 5.95%,
            dated 9/30/97, due 10/1/97,
            delivery value $2,300,380.) ........................... $ 2,300,380

EXCESS OF LIABILITIES OVER
CASH AND OTHER ASSETS (-0.6%)                                          (164,119)
                                                                     ----------

NET ASSETS (100%) ................................................. $26,896,051
                                                                     ==========

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE, PER
OUTSTANDING SHARE
($26,896,051 / 1,535,121
shares outstanding) ...............................................     $ 17.52
                                                                     ==========

*    Non-income producing


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

Value Line Small-Cap Growth Fund, Inc.


Statement of Assets and Liabilities
at September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost-$19,613,562) ......................................         $24,759,790
Repurchase agreement
  (Cost-$2,300,380) .......................................           2,300,380
Cash ......................................................              86,481
Receivable for capital shares sold ........................              20,000
Deferred organization costs (note 2) ......................               9,625
Dividends receivable ......................................               6,403
                                                                    -----------
    Total Assets ..........................................          27,182,679
                                                                    -----------
Liabilities:
Payable for securities purchased ..........................             254,478
Payable for capital shares repurchased ....................                 275
Accrued expenses:
  Advisory fee payable ....................................              15,991
  Service and Distribution Plan fee .....................                 5,283
  Other .................................................                10,601
                                                                   ------------
    Total Liabilities ...................................               286,628
                                                                   ------------
Net Assets ..............................................          $ 26,896,051
                                                                   ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 1,535,121 shares) .........................          $      1,535
Additional paid-in capital ..............................            17,684,903
Accumulated investment loss--net ........................              (103,345)
Accumulated net realized gain
  on investments ........................................             4,166,730
Unrealized net appreciation of
  investments ...........................................             5,146,228
                                                                   ------------
Net Assets ..............................................          $ 26,896,051
                                                                   ------------
    Net Asset Value, Offering and
      Redemption Price, per
      Outstanding Share
      ($26,896,051 / 1,535,121
      shares outstanding) ...............................          $      17.52
                                                                   ============


Statement of Operations
for the six months ended September 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest income ..........................................          $    47,322
Dividend income ..........................................               32,055
                                                                    -----------
    Total Income .........................................               79,377
                                                                    -----------
Expenses:
Advisory fee .............................................               77,884
Service and distribution plan fee ........................               25,961
Auditing and legal fees ..................................               19,947
Accounting and bookkeeping
  expense ................................................               16,196
Directors' fees and expenses .............................                9,150
Registration and filing fees .............................                8,967
Custodian fees ...........................................                7,132
Amortization of deferred organization
  costs (note 2) .........................................                6,646
Printing .................................................                5,856
Transfer agent fees ......................................                3,660
Other ....................................................                3,331
                                                                    -----------
    Total Expenses Before Custody
      Credits ............................................              184,730
    Less: Custody Credits ................................               (2,008)
                                                                    -----------
    Net Expenses .........................................              182,722
                                                                    -----------
Investment Loss--Net .....................................             (103,345)
                                                                    -----------
Realized and Unrealized Gain on
  Investments--Net:
    Realized Gain-Net ....................................            2,483,159
    Change in Unrealized
      Appreciation .......................................            4,372,243
                                                                    -----------
Net Realized Gain and Net
  Unrealized Appreciation of
  Investments ............................................            6,855,402
                                                                    -----------
Net Increase in Net Assets
  from Operations ........................................          $ 6,752,057
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Small-Cap Growth Fund, Inc.


Statement of Changes in Net Assets
for the six months ended September 30, 1997 (unaudited) and
for the year ended March 31, 1997
--------------------------------------------------------------------------------

                                                                     Six Months Ended    Year Ended
                                                                    September 30, 1997    March 31,
                                                                        (unaudited)         1997
                                                                    --------------------------------
Operations:
  Investment loss--net ..........................................   $   (103,345)       $   (200,471)
  Realized gain on investments--net .............................      2,483,159           3,214,307
  Net change in  unrealized appreciation (depreciation) .........      4,372,243          (3,396,195)
                                                                    --------------------------------
  Net increase (decrease) in net assets from operations                6,752,057            (382,359)
                                                                    --------------------------------

Distributions to Shareholders:
  Realized gains--net ...........................................           --            (2,545,782)
                                                                    --------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ..............................      3,923,116           1,638,024
  Net proceeds from reinvestment of distributions to shareholders           --             2,535,169
  Cost of shares repurchased ....................................       (753,564)         (3,376,267)
                                                                    --------------------------------
  Increase from capital share transactions ......................      3,169,552             796,926
                                                                    --------------------------------

Total Increase (Decrease) .......................................      9,921,609          (2,131,215)

Net Assets:
  Beginning of period ...........................................     16,974,442          19,105,657
                                                                    --------------------------------
  End of period .................................................   $ 26,896,051        $ 16,974,442
                                                                    ================================

Accumulated investment loss-net, at end of period ...............   $   (103,345)       $       --
                                                                    ================================





See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Small-Cap Growth Fund, Inc.


Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line  Small-Cap  Growth Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. Organization Cost

Costs of $66,890 incurred in connection with the Funds's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational

--------------------------------------------------------------------------------
10

                                          Value Line Small-Cap Growth Fund, Inc.

                                                              September 30, 1997
--------------------------------------------------------------------------------

expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. Capital Share

Transactions Transactions in capital stock, were as follows:


                                                         Six Months
                                                            Ended        Year
                                                        September 30,   Ended
                                                            1997       March 31,
                                                         (unaudited)     1997
                                                        ------------------------
Shares sold ....................................         245,487         111,384
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ............................            --           190,901
                                                         -----------------------
                                                         245,487         302,285
Shares repurchased .............................          50,376         227,083
                                                         -----------------------
Net increase ...................................         195,111          75,202
                                                         =======================

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                    Six Months
                                                                       Ended
                                                                  Sept. 30, 1997
                                                                    (unaudited)
                                                                  --------------
PURCHASES:
  Investment Securities ................................           $14,799,308
                                                                   ===========
SALES:
  Investment Securities ................................           $12,188,139
                                                                   ===========

At September 30, 1997, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $21,913,942. The aggregate appreciation and depreciation of investments at September 30, 1997, based on a comparison of investment values and their costs for federal income tax purposes was $5,476,174 and $329,946, respectively, resulting in a net appreciation of $5,146,228.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $77,884 was paid or payable to Value Line, Inc., the Fund's investment adviser (the Adviser), for the six months ended September 30, 1997. The fee was computed at the rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended September 30, 1997, fees amounting to $25,961 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund.

At September 30, 1997, the Adviser and/or affiliated companies owned 1,175,225 shares of the Fund's capital stock, representing 77% of the outstanding shares. In addition, officers and directors owned 111,830 representing 7% of the outstanding shares.


--------------------------------------------------------------------------------
                                                                              11

Value Line Small-Cap Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                                               June 23, 1993
                                               Six Months                                      (commencement
                                                  Ended            Years Ended March 31,     of operations) to
                                             Sept. 30, 1997    ----------------------------       March 31,
                                               (unaudited)     1997        1996        1995         1994
                                             --------------------------------------------------------------------
Net asset value, beginning of period ....      $12.67         $15.11      $12.33      $11.80        $10.00
                                             --------------------------------------------------------------------

Income from investment operations:
  Net investment (loss) income...........        (.07)          (.13)       (.18)       (.19)(2)       .02(1)
  Net gains or losses on securities
    (both realized and unrealized).......        4.92           (.08)       3.08        1.05          1.81
                                             --------------------------------------------------------------------
  Total from investment operations.......        4.85           (.21)       2.90         .86          1.83
                                             --------------------------------------------------------------------
Less distributions:
  Dividends from net investment income...          --             --          --          --          (.02)
  Distributions from capital gains.......          --          (2.23)       (.12)       (.33)         (.01)
                                             --------------------------------------------------------------------
  Total distributions....................          --          (2.23)       (.12)       (.33)         (.03)
                                             --------------------------------------------------------------------
Net asset value, end of period ..........      $17.52         $12.67      $15.11      $12.33        $11.80
                                             ====================================================================
Total return ............................       38.28%+        (2.07)%     23.58%       7.57%        18.36%+
                                             ====================================================================
Ratios/Supplemental Data:
Net assets end of period (in thousands)..     $26,896        $16,974     $19,106     $12,492        $9,823
Ratio of operating expenses to
  average net assets.....................        1.76%*(3)      1.87%(3)    2.15%(3)    2.48%(2)      0.61%*(1)
Ratio of net investment (loss) income
  to average net assets..................       (0.99)%*       (1.07)%     (1.27)%     (1.63)%(2)     0.26%*(1)
Portfolio turnover rate..................          64%+          100%         57%         30%           74%+
Average commission rate paid per share of
  common stock investments purchased/sold        $.0500         $.0500(4)     --          --            --



(1) Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, investment loss-net per share would have been $(.12), the ratio of operating expenses to average net assets would have been 2.45%* and the ratio of net investment loss to average net assets would have been (1.57%)*.

(2) Net of expense reimbursement by the Adviser. Had these expenses been fully paid by the Fund, investment loss-net per share would have been $(.20), the ratio of expense to average net assets would have been 2.52% and the ratio of net investment loss to average net assets would have been (1.67%).

(3)  Before Custody Credits.

(4) Disclosure effective for fiscal years beginning on or after September 1, 1995.

+    Not annualized

*    Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Francis T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Steven M. Yeary
                      Vice President
                      Jerome Kaplan
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF709213